Rule 497(j)
                                             Reg. No. 33-10502


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust,
California Portfolio Intermediate Long Term Series 13, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         CALIFORNIA PORTFOLIO INTERMEDIATE LONG
                           TERM SERIES 13

                         By:  Dean Witter Reynolds Inc.
                              (Depositor)


                              Thomas Hines
                              Thomas Hines
                              Authorized Signatory